Accrued payroll and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current:
Accrued payroll	$ 77,286		$ 97,995
Accrued expenses	10,330		13,574
Other liabilities	6,550		7,519
Accrued payroll and other liabilities, Current	94,166		119,088
Non-current:
Deferred rent	16,404		15,198
Deferred revenues - Initial franchise fee	5,827		0
Other liabilities	13,091		14,168
Accrued payroll and other liabilities	$ 35,322	$ 34,378	$ 29,366